Inventories (Details) - Schedule of land includes properties for the development - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories (Details) - Schedule of land includes properties for the development [Line Items]
Land	S/ 175,087	S/ 176,927
Lurin [Member]
Inventories (Details) - Schedule of land includes properties for the development [Line Items]
Land	84,648	81,493
San Isidro [Member]
Inventories (Details) - Schedule of land includes properties for the development [Line Items]
Land	51,850	51,626
Nuevo Chimbote [Member]
Inventories (Details) - Schedule of land includes properties for the development [Line Items]
Land	18,624	17,616
Barranco [Member]
Inventories (Details) - Schedule of land includes properties for the development [Line Items]
Land	14,640	14,432
Piura [Member]
Inventories (Details) - Schedule of land includes properties for the development [Line Items]
Land	S/ 5,325	S/ 11,760